Dec. 31, 2024
Man Active Income ETF
Risk/Return Summary: Investment Objective
Man Active Income ETF (the “Fund”) seeks to provide current income.
Capital growth is a secondary objective.
Risk/Return Summary: Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.85%
Distribution and/or Service (12b-1) Fees[2]	0.00%
Other Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.85%

[1]	Man Solutions LLC, the Fund’s investment adviser (the “Adviser”), will pay all expenses of the Fund, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expenses, acquired fund fees and expenses, taxes, trading fees, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other non-routine or extraordinary expenses.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[3]	Based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.85%
Distribution and/or Service (12b-1) Fees[2]	0.00%
Other Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.85%

[1]	Man Solutions LLC, the Fund’s investment adviser (the “Adviser”), will pay all expenses of the Fund, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expenses, acquired fund fees and expenses, taxes, trading fees, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other non-routine or extraordinary expenses.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[3]	Based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 Year
1 Year	3 Years
$87	$226

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

Principal Investment Strategies
The Fund invests primarily in debt instruments across multiple credit sectors, including indirectly through the use of derivative instruments. In seeking to achieve its investment objective, the Fund invests in a broad range of debt instruments across the credit spectrum. Typically, the Fund will invest its assets in four primary sectors: (i) high yield (“junk”) corporate debt, (ii) investment grade corporate debt, (iii) government and agency debt instruments of U.S. and foreign markets including emerging market issuers, and (iv) securitized debt. An “emerging market country” is a country that, at the time the Fund invests in the related instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major fixed income securities index, such as the methodology associated with the ICE Bank of America Indices. The Fund is not required to gain exposure to any one sector, and the Fund’s exposure to any one sector will vary over time and with market conditions based on GLG Partners LP’s, the investment sub-adviser to the Fund (the “Sub-Adviser”), assessment of the investing environment. The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified exchange-traded fund (“ETF”) in the securities of a limited number of issuers.
The Sub-Adviser seeks to achieve the Fund’s objective using a bottom-up investment approach, that is, evaluating the expected risk and return of each individual issuer in the Fund. The investment philosophy is to buy securities that the Sub-Adviser believes the market has overstated the risks of such securities and priced lower as a result. The Sub-Adviser seeks to benefit from income and capital appreciation either by holding the security to redemption or through selling the security at a higher price achieving the Sub-Adviser’s assessment of its perceived value.
The Fund will invest primarily in corporate and government debt, bank loans, preferred securities, convertible and hybrid securities, including contingent convertible securities, variable and floating-rate instruments, mortgage-backed securities, including both agency and nonagency mortgage-backed securities, and asset backed securities, including collateralized loan obligations, collateralized mortgage obligations, and credit-linked notes. The Fund typically invests in securitized debt represented by underlying mortgage loans, corporate and sovereign loans, consumer credit, and individualized lending agreements. The Fund may opportunistically invest in other investment instruments, including common stock and other equity securities globally such as warrants, or other equity-linked investments, in response to market conditions. Equity-linked investments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security. The Fund may acquire equity securities as a result of restructurings of debt securities held in its portfolio. If this occurs, the Fund may continue to hold the investment (or make additional purchases of that equity investment) as determined by the Sub-Adviser. In addition, the Fund may purchase equity securities to pursue capital appreciation or to diversify its portfolio or as a hedge against debt instruments held in its portfolio.
The Fund may invest in pooled investment vehicles, including ETFs and money market funds, for various portfolio management purposes, such as to gain broad market or sector exposure, for cash management purposes, or when the Sub-Adviser believes such investment offers attractive values.
The Fund may invest in instruments of any maturity or duration. The Fund may invest, without limitation, in high yield securities rated below investment grade, which may include distressed and defaulted securities, by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, as determined by the Sub-Adviser. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. In addition, the Fund may invest, without limitation, in debt instruments of emerging market countries. The Fund may, without limitation, purchase or sell derivative instruments for hedging purposes, to seek return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments; interest rate, credit default, inflation and total return swaps; and forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument.

Performance Information
Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Summary Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.  Once available, the Fund’s current performance information will be available at www.man.com/products/man-active-income-etf or by calling (866) 505-1108. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.